Financial Highlights (Tables)	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Financial Highlights [Table Text Block]	Per Share Performance (for a share outstanding through each period)

	Three months ended April 30, 2015 (unaudited)	For the period May 6, 2014* to January 31, 2015

Net asset value per share, beginning of period	$12.57	$13.06

Net investment gain (loss) (a)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investment in gold bullion	(0.80)	(0.45)
Net change in net assets resulting from operations	(0.81)	(0.49)
Net asset value per share, end of period	$11.76	$12.57

Total return, at net asset value (b)	(6.44)%	(3.75)%

Ratios to average net assets: (c)
Net investment loss	(0.40)%	(0.40)%
Expenses	0.40%	0.40%

Per Share Performance (for a share outstanding throughout the entire period)

Net asset value per share, beginning of period	$13.06

Net investment loss (a)	(0.04)
Net realized and unrealized gain (loss) on investment in gold bullion	(0.45)
Net change in net assets from operations	(0.49)
Net asset value per share, end of period	$12.57

Total return, at net asset value (b)	(3.75)%

Ratio to average net assets:
Net investment loss (c)	(0.40)%
Expenses (c)	0.40	% )